Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 23, 2004 LegalMatter	Dec. 16, 2005 LegalMatter	Jan. 29, 2007 LegalMatter	Apr. 04, 2014 LegalMatter
Loss Contingencies [Line Items]
Legal claims	On December 16, 2005, a proceeding entitled Antoine, et al. vs. J. Ray McDermott, Inc., et al. (“Antoine Suit”), was filed in the 24th Judicial District Court, Jefferson Parish, Louisiana, by approximately 88 plaintiffs against approximately 215 defendants, including our subsidiaries formerly known as JRMI and Delta Hudson Engineering Corporation (“DHEC”), generally alleging injuries for exposure to asbestos, and unspecified chemicals, metals and noise while the plaintiffs were allegedly employed as Jones Act seamen. This case was dismissed by the Court on January 10, 2007, without prejudice to plaintiffs’ rights to refile their claims. On January 29, 2007, 21 plaintiffs from the dismissed Antoine Suit filed a matter entitled Boudreaux, et al. v. McDermott, Inc., et al. (the “Boudreaux Suit”), in the United States District Court for the Southern District of Texas, against JRMI and our subsidiary formerly known as McDermott Incorporated, and approximately 30 other employer defendants, alleging Jones Act seaman status and generally alleging exposure to welding fumes, solvents, dyes, industrial paints and noise. The Boudreaux Suit was transferred to the United States District Court for the Eastern District of Louisiana on May 2, 2007, which entered an order in September 2007 staying the matter until further order of the Court due to the bankruptcy filing of one of the co-defendants.
Environmental reserves, current	$ 3.7	$ 6.3
Aggregate possible liquidated damage due to failure to meet specified contractual milestone dates, offshore oil and gas construction segment	118.5
Liquidated damage contingencies, accrued	28.0
Trigger dates, potential liquidated damages	2015-07
Outstanding obligation	253.8
Total rental expense	$ 106.5	$ 116.6	$ 60.7
Certain Underwriters at Lloyd’s London, et al. v. J. Ray McDermott, Inc. et al. [Member]
Loss Contingencies [Line Items]
Number of defendants				2
Antoine, et al. vs. J. Ray McDermott, Inc., et al. [Member]
Loss Contingencies [Line Items]
Number of defendants					215
Number of plaintiffs					88
Antoine, et al. vs. J. Ray McDermott, Inc., et al. [Member] | Judicial District Court for Harris County, Texas [Member]
Loss Contingencies [Line Items]
Number of defendants						65
Number of plaintiffs						43
Antoine, et al. vs. J. Ray McDermott, Inc., et al. [Member] | Judicial District Court for Harris County, Texas [Member] | Maritime products [Member]
Loss Contingencies [Line Items]
Number of defendants						42
Number of plaintiffs							20
Boudreaux, et al. v. McDermott, Inc., et al. [Member] | United States District Court for the Southern District of Texas [Member]
Loss Contingencies [Line Items]
Number of defendants						30
Number of plaintiffs						21